Long-term debt - Schedule of Additional Information Long -Term Bank Loans (Details) - Short-term bank loans - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Interest expense	$ 2,383	$ 0	$ 0
DFC amortization	$ 15	$ 0	$ 0